Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—102.2%
		Arizona—1.8%
$ 1,000,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9118) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.270%, 6/3/2024	$ 1,000,000
3,500,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 4.050%, Mandatory Tender 8/1/2024	3,499,839
		TOTAL	4,499,839
		Arkansas—0.9%
2,150,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 3.700%, 6/5/2024	2,150,000
		California—16.6%
1,000,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,000,000
1,000,000		California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), (Series 2020A), (United States Treasury GTD), 3.950%, Mandatory Tender 1/30/2025	999,997
2,000,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 4.000%, Mandatory Tender 10/1/2024	1,998,764
2,500,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/2/2024	2,499,263
1,500,000		California PCFA (Republic Services, Inc.), (Series 2023), 4.125%, Mandatory Tender 8/15/2024	1,497,920
6,000,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,000,000
3,300,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	3,300,000
4,820,000		Los Angeles, CA TRANs, 5.000%, 6/27/2024	4,822,667
6,900,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.810%, 6/3/2024	6,900,000
1,445,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.760%, 6/6/2024	1,445,000
20,000		Port of Oakland, CA, Refunded Revenue Bonds (Series 2000D), (United States Treasury PRF), 5.000%, 11/1/2024	20,095
1,280,000		Port of Oakland, CA, Revenue Bonds (Series 2000D), (United States Treasury PRF), 5.000%, 11/1/2024	1,283,937
9,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	9,000,000
		TOTAL	40,767,643
		Colorado—1.9%
4,655,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.460%, 6/6/2024	4,655,000
		Georgia—0.9%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2023E), 5.000%, 7/1/2024	1,000,542
1,200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 4.200%, 6/3/2024	1,200,000
		TOTAL	2,200,542
		Idaho—3.7%
9,100,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 4.050%, 6/5/2024	9,100,000
		Illinois—0.7%
1,800,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 6/3/2024	1,800,000
		Indiana—2.1%
200,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003A) Weekly VRDNs, 3.550%, 6/5/2024	200,000
5,000,000		Indiana Finance Authority (Brightmark Circularity Center Ashley 2 LLC), Morgan Stanley 3a-7 (Series 2024-MS-0022), (Morgan Stanley Bank, N.A. LIQ)/(United States Treasury GTD), 3.860%, Optional Tender 7/25/2024	5,000,000
		TOTAL	5,200,000
		Kentucky—6.5%
4,400,000		Kentucky Economic Development Finance Authority (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 3.650%, 6/5/2024	4,400,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—continued
$ 7,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 3.450%, 6/7/2024	$ 7,000,000
600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series B) Weekly VRDNs, 3.510%, 6/7/2024	600,000
100,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 4.620%, 6/3/2024	100,000
250,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 4.620%, 6/3/2024	250,000
850,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.620%, 6/3/2024	850,000
2,875,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.600%, 6/3/2024	2,875,000
		TOTAL	16,075,000
		Louisiana—1.2%
1,000,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC), (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 6/25/2024	999,653
1,650,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.580%, 6/5/2024	1,650,000
270,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.650%, 6/5/2024	270,000
		TOTAL	2,919,653
		Massachusetts—0.4%
1,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.850%, Mandatory Tender 6/10/2024	1,000,005
		Missouri—2.0%
505,000		Kansas City, MO IDA (Paige Point Townhomes), Mizuho 3a-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	505,000
2,449,814		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	2,449,814
1,915,000		St. Louis, MO Airport Revenue, (Series 2017B), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2024	1,915,841
		TOTAL	4,870,655
		Montana—0.5%
1,165,000		Montana State Board of Housing (Butte Affordable Housing Solutions LP), Mizuho 3a-7 (Series 2020-MIZ9027) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,165,000
		Multi-State—15.3%
6,005,000		DWS Municipal Income Trust, PUTTERs 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.760%, 6/6/2024	6,005,000
4,984,000		FHLMC (Multifamily Housing Revenue Bond Pass-Through Certificates), Floater Certificates (Series M017-A) Weekly VRDNs, (FHLMC GTD)/(FHLMC LIQ), 4.140%, 6/6/2024	4,984,000
9,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	9,000,000
4,900,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	4,900,000
11,300,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 3.810%, 6/3/2024	11,300,000
1,300,000		Nuveen Municipal Credit Opportunities Fund, PUTTERS 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	1,300,000
200,000		PIMCO Flexible Municipal Income Fund, PUTTERs (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	200,000
		TOTAL	37,689,000
		Nevada—2.1%
1,250,000		Clark County, NV Passenger Facility (Las Vegas-McCarran International Airport), (Series 2019E), 5.000%, 7/1/2024	1,250,757
2,000,000		Director of the State of Nevada Department of Business and Industry (Brightline West Passenger Rail Project), (Series 2020A), (United States Treasury GTD), 4.000%, Mandatory Tender 1/30/2025	2,000,068
2,000,000		Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2001), 4.500%, Mandatory Tender 12/2/2024	2,000,000
		TOTAL	5,250,825
		New Hampshire—1.0%
2,500,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.660%, Optional Tender 6/20/2024	2,500,000
		New Jersey—11.5%
1,000,000		Barnegat Light, NJ BANs, 4.500%, 7/31/2024	999,349

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 2,000,000		Beach Haven, NJ BANs, 4.250%, 5/1/2025	$ 2,003,206
1,173,750		Belleville, NJ BANs, 5.000%, 7/10/2024	1,174,181
1,680,000		Bogota, NJ BANs, 4.000%, 4/11/2025	1,677,876
1,000,000		Demarest, NJ BANs, 4.500%, 3/12/2025	1,003,990
1,000,000		Galloway Township, NJ BANs, 4.500%, 1/15/2025	1,001,241
1,205,000		Harvey Cedars, NJ BANs, 5.000%, 4/30/2025	1,208,852
1,239,000		Hillsdale Borough, NJ BANs, 4.250%, 8/23/2024	1,238,300
1,000,000		Lopatcong, NJ BANs, 4.500%, 7/2/2024	1,000,045
3,325,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Notes (Series 2016A-1), 5.000%, 6/15/2024	3,325,666
1,306,187		Oxford Township, NJ BANs, 4.750%, 4/24/2025	1,309,169
1,178,647		Pitman, NJ BANs, 4.000%, 2/28/2025	1,178,431
2,659,000		Stanhope, NJ BANs, 4.250%, 4/25/2025	2,661,292
1,568,000		Stone Harbor, NJ BANs, 4.750%, 10/11/2024	1,570,988
1,188,207		West Wildwood, NJ BANs, 4.250%, 2/25/2025	1,185,733
1,000,000		West Wildwood, NJ BANs, 4.500%, 2/25/2025	1,001,291
1,000,000		West Wildwood, NJ BANs, 4.500%, 6/13/2024	999,957
1,242,000		Winslow Township, NJ, (Series A) BANs, 4.000%, 9/12/2024	1,240,707
920,000		Woodcliff Lake, NJ RANs, 4.250%, 9/20/2024	918,204
1,443,500		Wyckoff Township, NJ BANs, 4.500%, 6/13/2024	1,443,467
		TOTAL	28,141,945
		New York—5.2%
4,990,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.810%, 6/6/2024	4,990,000
1,000,000		Newburgh, NY BANs, 4.450%, 8/9/2024	999,849
5,800,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.810%, 6/3/2024	5,800,000
1,077,889		Perry CSD, NY BANs, 4.500%, 6/28/2024	1,077,858
		TOTAL	12,867,707
		North Carolina—1.6%
2,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 3.700%, 6/5/2024	2,200,000
1,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 3.700%, 6/5/2024	1,700,000
		TOTAL	3,900,000
		Ohio—3.3%
2,250,000		Cleveland, OH Airport System, (Series 2018A), 5.000%, 1/1/2025	2,259,726
1,400,000		Delhi Township, OH BANs, 5.000%, 11/27/2024	1,403,390
2,460,000		River Valley, OH Local School District BANs, 5.000%, 6/3/2024	2,460,000
2,000,000		Salem, OH City School District BANs, 5.250%, 6/3/2024	2,000,000
		TOTAL	8,123,116
		Oklahoma—0.8%
2,000,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.450%, 6/5/2024	2,000,000
		Oregon—0.4%
1,000,000		Port of Portland, OR Airport, (Series 26C), 5.000%, 7/1/2024	1,000,510
		Pennsylvania—4.4%
2,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2024	2,010,606
1,500,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009B) Weekly VRDNs, (MUFG Bank Ltd. LOC), 4.100%, 6/5/2024	1,500,000
3,000,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 4.100%, 6/5/2024	3,000,000
1,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2019A), 4.050%, Mandatory Tender 7/15/2024	1,499,914
1,505,000		Philadelphia, PA Airport System, (Series 2015A), 5.000%, 6/15/2024	1,505,253

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$ 1,250,000		Philadelphia, PA Redevelopment Authority (Philadelphia, PA), City Service Agreement Revenue Refunding Bonds (Series 2015B), 5.000%, 4/15/2025	$ 1,258,661
		TOTAL	10,774,434
		South Carolina—0.7%
1,700,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,700,000
		Texas—15.4%
4,500,000		Dallas-Fort Worth, TX International Airport, (Series II), CPX, 4.000%, Mandatory Tender 7/2/2024	4,500,101
1,220,000		Las Varas, TX Public Facility Corporation (Roers San Antonio Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,220,000
1,000,000		Love Field Airport Modernization Corporation, TX, General Airport Revenue Bonds (Series 2017), 5.000%, 11/1/2024	1,002,791
1,750,000		Mission, TX Economic Development Corp. (Republic Services, Inc.), 4.050%, Mandatory Tender 8/1/2024	1,750,003
1,250,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2023A), (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 6/3/2024	1,250,000
4,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 4.800%, 6/3/2024	4,600,000
9,515,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 3.750%, 6/5/2024	9,515,000
6,150,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 3.750%, 6/5/2024	6,150,000
1,000,000		San Antonio, TX Airport, (Series A), 5.000%, 7/1/2024	1,000,471
3,444,000		Texas Tech University System (The Board of Regents of), CP Notes (Series A), CP, 3.600%, Mandatory Tender 6/3/2024	3,444,006
1,500,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), Mizuho 3a-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,500,000
2,000,000		University of North Texas System, (Series B), CPX, 3.750%, Mandatory Tender 6/5/2024	2,000,005
		TOTAL	37,932,377
		Virginia—1.0%
1,140,000		Southampton County, VA IDA (PRTI-Virginia One, LLC), Environmental Improvement Revenue Bonds (Series 2023), (United States Treasury COL), 4.875%, Mandatory Tender 12/12/2024	1,137,883
1,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022), (United States Treasury COL), 5.000%, Mandatory Tender 11/15/2024	999,985
400,000		Virginia State Housing Development Authority, (Series 2023C E-1), 3.850%, Mandatory Tender 1/1/2025	398,237
		TOTAL	2,536,105
		Wisconsin—0.3%
700,000		Grantsburg, WI School District TRANs, 5.250%, 10/30/2024	701,672
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $251,572,463)	251,521,028
		MUNICIPAL BONDS—0.4%
		New Jersey—0.4%
1,000,000		Lawrence Township, NJ BANs, 4.500%, 6/5/2025 (IDENTIFIED COST $1,002,100)	1,002,029
		TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $252,574,563)	252,523,057
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[2]	(6,513,217)
		TOTAL NET ASSETS—100%	$246,009,840
Securities that are subject to the federal alternative minimum tax (AMT) represent 36.0% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TRANs	—Tax and Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes